Matthews China Discovery Active ETF	September 30, 2024
Schedule of Investments (unaudited)
COMMON EQUITIES: 94.2%
	Shares	Value
Industrials: 20.4%
Electrical Equipment: 7.9%
Shenzhen Megmeet Electrical Co., Ltd. A Shares	27,300	$109,377
Xuji Electric Co., Ltd. A Shares	19,500	95,262
Hongfa Technology Co., Ltd. A Shares	17,800	82,580
Hongfa Technology Co., Ltd. A Shares	16,300	75,809
		363,028
Machinery: 3.4%
Yangzijiang Shipbuilding Holdings, Ltd.	68,900	131,673
Morimatsu International Holdings Co., Ltd.[a]	38,000	27,054
		158,727
Ground Transportation: 1.9%
Full Truck Alliance Co., Ltd. ADR	9,895	89,154
Trading Companies & Distributors: 1.6%
BOC Aviation, Ltd.[a,b]	9,000	74,503
Marine Transportation: 1.5%
SITC International Holdings Co., Ltd.	26,000	70,293
Construction & Engineering: 1.5%
Sinopec Engineering Group Co., Ltd. H Shares	55,500	38,441
Greentown Management Holdings Co., Ltd.[a,b]	61,000	29,135
		67,576
Professional Services: 1.3%
Centre Testing International Group Co., Ltd. A Shares	28,500	61,094
Commercial Services & Supplies: 1.3%
China Everbright Environment Group, Ltd.	124,000	59,865
Total Industrials		944,240

Consumer Discretionary: 18.1%
Hotels, Restaurants & Leisure: 7.5%
Tongcheng Travel Holdings, Ltd.[a]	50,400	129,512
Atour Lifestyle Holdings, Ltd. ADR	4,882	126,639
DPC Dash, Ltd.[c]	9,100	91,849
		348,000
Household Durables: 3.9%
Jason Furniture Hangzhou Co., Ltd. A Shares	22,400	99,443
Hisense Home Appliances Group Co., Ltd. H Shares	22,000	82,137
		181,580
Automobile Components: 3.6%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	27,400	107,899
Minth Group, Ltd.[c]	28,000	57,676
		165,575
Textiles, Apparel & Luxury Goods: 3.1%
Xtep International Holdings, Ltd.	96,500	75,038
Samsonite International SAa,b	25,800	71,081
		146,119
Total Consumer Discretionary		841,274

	Shares	Value

Consumer Staples: 10.9%
Beverages: 4.2%
Anhui Yingjia Distillery Co., Ltd. A Shares	9,200	$95,856
Anhui Kouzi Distillery Co., Ltd. A Shares	7,400	50,700
Beijing Yanjing Brewery Co., Ltd. A Shares	29,900	48,063
		194,619
Personal Care Products: 3.5%
Giant Biogene Holding Co., Ltd.[a,b]	24,800	162,672
Food Products: 2.7%
Anjoy Foods Group Co., Ltd. A Shares	8,600	122,070
Consumer Staples Distribution & Retail: 0.5%
Yifeng Pharmacy Chain Co., Ltd. A Shares	6,700	24,431
Total Consumer Staples		503,792

Real Estate: 10.0%
Real Estate Management & Development: 10.0%
China Overseas Property Holdings, Ltd.	280,000	223,135
KE Holdings, Inc. A Shares	16,300	125,070
Yuexiu Property Co., Ltd.	110,000	90,067
Greentown China Holdings, Ltd.	22,000	25,944
Total Real Estate		464,216

Information Technology: 9.7%
Semiconductors & Semiconductor Equipment: 5.3%
ACM Research, Inc. Class Ac	4,618	93,745
Faraday Technology Corp.	8,231	69,185
Silergy Corp.	2,000	29,577
ASMPT, Ltd.	2,400	29,353
Andes Technology Corp.[c]	2,000	23,573
		245,433
Electronic Equipment, Instruments & Components: 2.8%
Elite Material Co., Ltd.	6,000	84,749
Kingboard Laminates Holdings, Ltd.	45,000	43,334
		128,083
Technology Hardware, Storage & Peripherals: 0.9%
AURAS Technology Co., Ltd.	2,000	42,469
Software: 0.7%
Kingdee International Software Group Co., Ltd.[c]	28,000	32,443
Total Information Technology		448,428

Health Care: 7.1%
Health Care Equipment & Supplies: 2.8%
Shandong Pharmaceutical Glass Co., Ltd. A Shares	16,400	68,237
AK Medical Holdings, Ltd.[a,b]	92,000	62,182
		130,419
Pharmaceuticals: 2.2%
HUTCHMED China, Ltd.[c]	25,000	103,637
Biotechnology: 1.4%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.[c]	2,800	66,292

Matthews China Discovery Active ETF	September 30, 2024
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Health Care Technology: 0.7%
Medlive Technology Co., Ltd.[a,b]	26,000	$30,929
Total Health Care		331,277

Communication Services: 6.8%
Entertainment: 4.6%
Cloud Music, Inc.[a,b,c]	7,150	122,427
Maoyan Entertainment[a,b,c]	57,400	63,922
Kingsoft Corp., Ltd.	7,000	26,630
		212,979
Interactive Media & Services: 2.2%
Kanzhun, Ltd. ADR	5,200	90,272
Zhihu, Inc. ADR[c]	2,986	11,496
		101,768
Total Communication Services		314,747

Materials: 4.8%
Chemicals: 4.1%
Sunresin New Materials Co., Ltd. A Shares	12,800	103,664
Nanjing Cosmos Chemical Co., Ltd. A Shares	13,200	64,032
Dongyue Group, Ltd.	22,000	22,007
		189,703
Metals & Mining: 0.7%
MMG, Ltd.[c]	96,800	34,520
Total Materials		224,223

Energy: 3.7%
Energy Equipment & Services: 2.4%
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	24,000	112,822
Oil, Gas & Consumable Fuels: 1.3%
Sinopec Kantons Holdings, Ltd.	104,000	61,188
Total Energy		174,010

Utilities: 2.2%
Gas Utilities: 2.2%
ENN Natural Gas Co., Ltd. A Shares	34,400	101,156
Total Utilities		101,156

	Shares	Value

Financials: 0.5%
Consumer Finance: 0.5%
Qifu Technology, Inc. ADR	747	$22,268
Total Financials		22,268

TOTAL COMMON EQUITIES		4,369,631
(Cost $3,774,146)
SHORT-TERM INVESTMENTS: 4.8%
Money Market Funds: 4.8%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.81%[d]	219,935	219,935
(Cost $219,935)

Total Investments: 99.0%		4,589,566
(Cost $3,994,081)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.0%		48,458
Net Assets: 100.0%		$4,638,024

a	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $616,851, which is 13.30% of net assets.
c	Non-income producing security.
d	Rate shown is the current yield as of September 30, 2024.
ADR	American Depositary Receipt

2